revenue from contracts with customers - Contract assets (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Contract assets
Contract assets at beginning of period	$ 879	$ 831	$ 908	$ 877
Net additions arising from operations	368	332	718	633
Amounts billed in the period and thus reclassified to accounts receivable	(394)	(360)	(775)	(708)
Change in impairment allowance, net	1	1	2	2
Other	3		4
Contract assets at end of period	857	804	857	804
Reconciliation of contract assets presented in the Consolidated statements of financial position - current
Gross contract assets	567	542	567	542
Reclassification to contract liabilities of contracts with contract assets less than contract liabilities	(14)	(16)	(14)	(16)
Reclassification from contract liabilities of contracts with contract liabilities less than contract assets	(126)	(114)	(126)	(114)
Current contract assets	427	412	427	412	$ 441
The 12-month period ending one year hence
Contract assets
Contract assets at beginning of period			588
Contract assets at end of period	567	542	567	542
The 12-month period ending two years hence
Contract assets
Contract assets at beginning of period			266
Contract assets at end of period	236	210	236	210
Thereafter
Contract assets
Contract assets at beginning of period			54
Contract assets at end of period	$ 54	$ 52	$ 54	$ 52